Acquisitions (Allocation of Purchase Price, Internet Service Business Acquired in May 2014) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	May. 31, 2014
Business Acquisition [Line Items]
Goodwill	$ 312,968	$ 344,630
Internet service company acquired in May 2014 [Member]
Business Acquisition [Line Items]
Cash			$ 49,564
Other net liabilities acquired, excluding intangible assets and related deferred tax liabilities			(10,372)
Goodwill			148,751
Deferred tax liability			(2,076)
Non-controlling interest			(65,375)
Total			134,332
Internet service company acquired in May 2014 [Member] | Technology [Member]
Business Acquisition [Line Items]
Intangible assets			9,377
Internet service company acquired in May 2014 [Member] | Non-compete agreement [Member]
Business Acquisition [Line Items]
Intangible assets			3,259
Internet service company acquired in May 2014 [Member] | Customer relationship [Member]
Business Acquisition [Line Items]
Intangible assets			$ 1,204